UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-08606

DWS Target Date Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  8/31

Date of reporting period: 5/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2010 (Unaudited)

DWS LifeCompass 2040 Fund

	Shares	Value ($)
Equity - Equity Funds 69.2%
DWS Capital Growth Fund "Institutional"	17,107	792,070
DWS Communications Fund "Institutional"	7,184	107,695
DWS Disciplined Market Neutral Fund "Institutional"	61	578
DWS Diversified International Equity Fund "Institutional"	281,726	1,659,369
DWS Dreman Mid Cap Value Fund "Institutional"	10,005	94,244
DWS Dreman Small Cap Value Fund "Institutional"	15,948	518,004
DWS Emerging Markets Equity Fund "Institutional"	58,533	909,604
DWS Enhanced Commodity Strategy Fund "Institutional"	33,675	117,863
DWS Equity 500 Index Portfolio "Institutional"	14,672	1,818,431
DWS Europe Equity Fund "Institutional"	36,881	719,913
DWS Global Small Cap Growth Fund "Institutional"	8,562	265,672
DWS Global Thematic Fund "Institutional"	17,973	357,492
DWS Gold & Precious Metals Fund "Institutional"	7,838	161,942
DWS Growth & Income Fund "Institutional"	58,570	843,402
DWS Health Care Fund "Institutional"	26,794	606,073
DWS International Fund "Institutional"	11,407	439,282
DWS International Value Opportunities Fund "Institutional"	17,091	130,916
DWS Large Cap Focus Growth Fund "Institutional"	4,927	123,360
DWS Large Cap Value Fund "Institutional"	80,797	1,241,846
DWS Mid Cap Growth Fund "Institutional"	126	1,478
DWS RREEF Global Infrastructure Fund "Institutional"	3,444	27,103
DWS RREEF Global Real Estate Securities Fund "Institutional"	35,205	229,185
DWS RREEF Real Estate Securities Fund "Institutional"	12,365	190,421
DWS S&P 500 Plus Fund "S"	114,966	1,234,740
DWS Small Cap Core Fund "S"	46,563	677,022
DWS Small Cap Growth Fund "Institutional"	8,842	151,905
DWS Strategic Value Fund "Institutional"	39,889	1,133,656
DWS Technology Fund "Institutional"	134,465	1,555,761

Total Equity - Equity Funds (Cost $15,442,338)		16,109,027
Equity - Exchange-Traded Funds 26.5%
Consumer Discretionary Select Sector SPDR Fund	17,228	556,981
Consumer Staples Select Sector SPDR Fund	17,136	451,876
Energy Select Sector SPDR Fund	7,933	420,846
Financial Select Sector SPDR Fund	51,802	760,453
Industrial Select Sector SPDR Fund	17,963	532,244
iShares MSCI Australia Index Fund	16,751	336,863
iShares MSCI Canada Index Fund	14,161	370,593
iShares MSCI EAFE Small Cap Index Fund	12,989	427,858
iShares MSCI France Index Fund	1,592	32,732
iShares MSCI Germany Index Fund	13,231	253,374
iShares MSCI Japan Index Fund	64,371	612,168
iShares MSCI Netherlands Investable Market Index Fund	249	4,395
iShares MSCI Switzerland Index Fund	282	5,522
iShares MSCI United Kingdom Index Fund	80,676	1,143,179
Materials Select Sector SPDR Trust	3,562	109,531
Utilities Select Sector SPDR Fund	4,915	141,355

Total Equity - Exchange-Traded Funds (Cost $6,005,854)		6,159,970
Fixed Income - Bond Funds 2.4%
DWS Core Fixed Income Fund "Institutional"	4,005	36,762
DWS Emerging Markets Fixed Income Fund "Institutional"	23,482	244,680
DWS Floating Rate Plus Fund "Institutional"	638	5,814
DWS Global Bond Fund "S"	11,021	109,545
DWS GNMA Fund "Institutional"	404	6,236
DWS High Income Fund "Institutional"	26,458	120,648
DWS Short Duration Plus Fund "Institutional"	1,236	11,755
DWS US Bond Index Fund "Institutional"	3,446	36,497

Total Fixed Income - Bond Funds (Cost $566,533)		571,937
Fixed Income - Money Market Fund 1.9%
Central Cash Management Fund (Cost $432,818)	432,818	432,818

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $22,447,543) †	100.0	23,273,752
Other Assets and Liabilities, Net	0.0	6,535

Net Assets	100.0	23,280,287

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†
The cost for federal income tax purposes was $22,745,159.  At May 31, 2010, net unrealized appreciation for all securities based on tax cost was $528,593.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,308,188 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $779,595.

EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Equity Funds	$16,109,027	$—	$—	$16,109,027
Exchange-Traded Funds	6,159,970	—	—	6,159,970
Bond Funds	571,937	—	—	571,937
Money Market Funds	432,818	—	—	432,818
Total	$23,273,752	$—	$—	$23,273,752

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass 2040 Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS LifeCompass 2040 Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 19, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 19, 2010